Trading Advisors (Details)	12 Months Ended
Dec. 31, 2012
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%
Management fee, annual basis (in hundredths)	2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%